Identifiable Intangible Assets and Goodwill - Indefinite-lived Intangible Assets Percentage of Total Intangibles (Details)	Dec. 31, 2017
Operating Segments [Member] | Innovative Health Segment [Member] | Brands [Member]
Indefinite-lived Intangible Assets [Line Items]
Percentage of indefinite-lived intangible asset unamortized costs by segment	71.00%
Operating Segments [Member] | Innovative Health Segment [Member] | In Process Research and Development [Member]
Indefinite-lived Intangible Assets [Line Items]
Percentage of indefinite-lived intangible asset unamortized costs by segment	81.00%
Operating Segments [Member] | Essential Health Segment [Member] | Brands [Member]
Indefinite-lived Intangible Assets [Line Items]
Percentage of indefinite-lived intangible asset unamortized costs by segment	29.00%
Operating Segments [Member] | Essential Health Segment [Member] | In Process Research and Development [Member]
Indefinite-lived Intangible Assets [Line Items]
Percentage of indefinite-lived intangible asset unamortized costs by segment	12.00%
Pfizer's Worldwide Research and Development [Member] | Segment Reconciling Items [Member] | Brands [Member]
Indefinite-lived Intangible Assets [Line Items]
Percentage of indefinite-lived intangible asset unamortized costs by segment	0.00%
Pfizer's Worldwide Research and Development [Member] | Segment Reconciling Items [Member] | In Process Research and Development [Member]
Indefinite-lived Intangible Assets [Line Items]
Percentage of indefinite-lived intangible asset unamortized costs by segment	7.00%